Consolidated Statements of Changes in Equity - USD ($)	Total	Non Controlling Interest [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserves [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2014	$ 62,476,789	$ 3,155,273	$ 20,000	$ 9,473,230	$ 3,515,420	$ 5,377,637	$ 40,935,229
Balance (In Shares) at Dec. 31, 2014			20,000,000
Issuance of common stock	5,663,122	0	$ 1,600	5,661,522	0	0	0
Issuance of common stock (in shares)			1,600,000
Issuance of common stock under service agreements	17,028,000	0	$ 1,200	17,026,800	0	0	0
Issuance of common stock under service agreements (in shares)			1,200,000
Cancellation of common stock upon termination of service agreements	(17,028,000)	0	$ (1,200)	(17,026,800)	0	0	0
Cancellation of common stock upon termination of service agreements (in shares)			(1,200,000)
Appropriation of retained earnings to statutory reserve fund	0	0	$ 0	0	0	1,023,598	(1,023,598)
Foreign currency translation gain (loss)	(3,977,179)	(198,859)	0	0	(3,778,320)	0	0
Net income (loss) for the year	8,926,753	487,928					8,438,825
Balance at Dec. 31, 2015	73,089,485	3,444,342	$ 21,600	15,134,752	(262,900)	6,401,235	48,350,456
Balance (In Shares) at Dec. 31, 2015			21,600,000
Issuance of common stock	7,957,100	0	$ 1,693	7,955,407	0	0	0
Issuance of common stock (in shares)			1,693,000
Appropriation of retained earnings to statutory reserve fund	0		$ 0	0	0	60,553	(60,553)
Foreign currency translation gain (loss)	(5,448,209)	(238,413)	0	0	(5,209,796)	0	0
Net income (loss) for the year	4,607,693	308,442	0	0	0	0	4,299,251
Stock issuance for minority interest buyback	0	(2,160,142)	$ 1,019	2,159,123	0	0	0
Stock issuance for minority interest buyback (in shares)			1,018,935
Gain on minority interest buyback	0	(1,354,229)	$ 0	1,354,229	0	0	0
Balance at Dec. 31, 2016	80,206,069	0	$ 24,312	26,603,511	(5,472,696)	6,461,788	52,589,154
Balance (In Shares) at Dec. 31, 2016			24,311,935
Issuance of common stock for acquisition	6,500,000		$ 2,500	6,497,500
Issuance of common stock for acquisition (in shares)			2,500,000
Issuance of common stock for private placement	5,968,208		$ 1,891	5,966,317
Issuance of common stock for private placement (in shares)			1,891,307
Foreign currency translation gain (loss)	4,341,324	(30,102)			4,371,426
Net income (loss) for the year	3,013,131	(754,084)					3,767,215
Noncontrolling interest through acquisition	9,583,646	9,583,646
Balance at Dec. 31, 2017	$ 109,612,378	$ 8,799,460	$ 28,703	$ 39,067,328	$ (1,101,270)	$ 6,461,788	$ 56,356,369
Balance (In Shares) at Dec. 31, 2017			28,703,242